Marketable Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Marketable Securities
Balance, Beginning	$ 1,534	$ 855
Fair Value Of Marketable Securities Received From Option On Mineral Property Interests	0	1,192
Change In Fair Value Of Marketable Securities	(143)	(364)
Proceeds from sale of marketable securities	(1,110)	(159)
Foreign Currency Translation Adjustment	(63)	10
Balance, Ending	$ 218	$ 1,534